Note 4. Equity Transactions	12 Months Ended	9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Scenario, Actual [Member]
Note 4. Equity Transactions [Line Items]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 4.  - EQUITY TRANSACTIONS

The Company’s authorized capital stock consists of: 450,000,000 shares of common stock with a $0.00001 par value and 450,000,000 shares of preferred stock with a $0.00001 par value. As of

July 31, 2012, the Company has not issued any preferred shares.

On July 30, 2010, the Company sold 37,500,000 shares of common stock to the Company’s officer and director, Ms. Rosa Habeila Feliz Ruiz for $5,000.

On July 31, 2010, the Company sold 25,462,505 shares of common stock for $33,950.

On March 2, 2012, the Company sold 337,500 shares of common stock for $150,000 in a private placement transaction. These shares were issued pursuant to Regulation S of the Exchange Act of 1933.

On July 19, 2012, the Company sold 102,000 shares of common stock for $51,000 in a private placement transaction. These shares were sold pursuant to Regulation S of the Exchange Act of 1933.

During the year ended July 31, 2012, the Company agreed to issue 233,335 shares of common stock to a third party vendor for services. These shares were valued and recorded at their fair value of $46,667.

NOTE 7. – COMMON STOCK

In September 2012, 116,665 shares were issued to a third-party vendor for services. These shares were recorded at their fair value of $23,332. The Company expensed the entire amount during the nine months period ended April 30, 2013 for the services rendered.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

Equity Enhancement Program with Hanover Holdings I, LLC

On March 11, 2013, the Company entered into a common stock purchase agreement (“Purchase Agreement”) with Hanover Holdings I, LLC, a New York limited liability company (“Hanover”).  The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, Hanover is committed to purchase up to $16,000,000 (the “Total Commitment”) worth of the Company’s Common Stock (the “Shares”), over the 36-month term of the Purchase Agreement.

Also on March 11, 2013, Hanover deposited $90,000, as an Administrative Fee, into an escrow account, which was disbursed to the Company promptly after the filing of an initial registration statement with the SEC on March 15, 2013.

The Company issued 1,044,264 shares of the Company’s common stock to Hanover for services. The fair value of these shares, $167,500, was recorded as offering cost as a reduction to addition paid-in capital.

In connection with the execution of the Purchase Agreement, the Company and Hanover also entered into a registration rights agreement. Pursuant to the Registration Rights Agreement, the Company filed an initial registration statement (“Registration Statement”) with the SEC on March 15, 2013 (the “Filing Deadline”) and agreed to have it declared effective at the earlier of (A) the 90th calendar day after the earlier of (1) the Filing Deadline and (2) the date of which such initial Registration Statement is filed with the SEC and (B) the fifth business day after the date the Company is notified by the SEC that such Registration Statement will not be reviewed or will not be subject to further review (the “Effectiveness Deadline”).   On June 10, 2013, the Company withdrew the Registration Statement. As of the date of this Report, the Company is renegotiating the terms of the Purchase Agreement with Hanover.

If the initial Registration Statement is not declared effective by the Effectiveness Deadline, the Company is required to issue to Hanover additional shares of the Company’s common stock equal to the quotient obtained by dividing (a) $167,500 by (b) the arithmetic average of the VWAPs over the 10 trading day period immediately preceding the Effectiveness Deadline, rounded up to the nearest whole share (the “Additional Commitment Shares”). As of the date of this Report, the Company has not issued additional common stock to Hanover and is negotiating a resolution with regard to the Additional Commitment Shares.

If at any time all of the Registrable Securities (as defined in the Registration Rights Agreement) are not covered by the initial Registration Statement, the Company has agreed to file with the SEC one or more additional Registration Statements so as to cover all of the Registrable Securities not covered by such initial Registration Statement, in each case, as soon as practicable, but in no event later than the applicable filing deadline for such additional Registration Statements as provided in the Registration Rights Agreement.

On April 5, 2013, the Company issued 635,000 shares of common stock for services. The fair value of these shares, $108,000, was recorded as follows: $4,500 as share-based compensation and $103,500 as prepaid expense for the service not been received yet.

Also on April 5, 2013, the Company issued 900,000 shares of common stock for services. The fair value of these shares, $139,300, was recorded as share-based compensation.

As of April 30, 2013, the Company has recorded 2,500,000 shares of common stock, at fair value of $392,400 for purchase of mineral claims.